Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses carryforwards	[1]	$ 10,730	$ 10,184
Research and development		11,761	7,957
Lease liability		3,289	3,308
Reserves and allowances		8,067	3,933
Other		1,741	1,498
Deferred tax assets before valuation allowance		35,588	26,880
Valuation allowance		(9,180)	(4,465)
Deferred tax assets		26,408	22,415
Deferred tax liabilities:
Capitalized software development costs		(3,087)	(2,975)
Lease right-of-use asset		(3,131)	(3,120)
Acquired intangibles		(6,129)	(8,331)
Property and equipment		(1,098)	(1,276)
Undistributed earnings		(6,287)	(5,362)
Other		(513)	(1,121)
Deferred tax liabilities		(20,245)	(22,185)
Deferred tax assets, net		6,163	230
Deferred tax assets, net		13,062	11,050
Deferred tax liabilities, net		(6,899)	(10,820)
Deferred tax assets, net		$ 6,163	$ 230

[1]	Net of $1,120 and $1,192 provision for unrecognized tax benefits related to carryforward losses as of December 31, 2024 and 2023, respectively.